Organization and Principal Activities (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 09, 2019	Apr. 28, 2016	Apr. 22, 2010	Dec. 31, 2019	Dec. 31, 2018
Organization and Principal Activities (Textual)
Common shares				1,356,565
Common shares issued				17,806,586	17,312,586
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Organization and Principal Activities (Textual)
Common shares		11,111,111
Aggregate purchase price		$ 20,000,000
Lianluo Smart Limited [Member] | Lianluo Connection Medical Wearable Device Technology Co., Ltd [Member]
Organization and Principal Activities (Textual)
Owner percentage				100.00%
Beijing Dehaier [Member] | Lianluo Connection Medical Wearable Device Technology Co., Ltd [Member]
Organization and Principal Activities (Textual)
Owner percentage				100.00%
Initial public offering [Member]
Organization and Principal Activities (Textual)
Common shares			1,500,000
Issuance price per share			$ 8.00
Common shares outstanding			4,500,000
Common shares issued			4,500,000
Aggregate purchase price	$ 1,250,000
Issued and outstanding shares			3,000,000